Post-Retirement and Other Long-Term Employees Benefits (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 378	$ 372
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	181	205
Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	187	155
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	10	12	12
Cash and Cash Equivalents [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	10	24
Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	10	24
Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Equity Securities [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	118	144
Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	72	106
Equity Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	46	38
Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Government Debt Securities [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	59	68
Government Debt Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	14	28
Government Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	45	40
Government Debt Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Corporate Debt Securities [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	105	50
Corporate Debt Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	64	17
Corporate Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	41	33
Corporate Debt Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Derivative [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	20	30
Derivative [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	16	25
Derivative [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4	5
Derivative [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Investment Funds [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	33	23
Investment Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	1
Investment Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	30	20
Investment Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2	2
Real Estate [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	28	27
Real Estate [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3	3
Real Estate [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	21	19
Real Estate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4	5
Other Plan Asset [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5	6
Other Plan Asset [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	1
Other Plan Asset [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Other Plan Asset [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Information [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 4	$ 5